Investment in the Funds - Assets, Liabilities and Partners' Capital of Funds (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Total Assets	$ 48,241,893	$ 62,974,449
Total Liabilities	1,743,680	2,984,051
Total Partners' Capital	46,498,213	59,990,398	$ 92,853,450	$ 117,882,791
SECOR Master Fund [Member]
Investment Holdings [Line Items]
Total Assets	22,831,484	39,231,542
Total Liabilities	18,066,303	679,104
Total Partners' Capital	$ 4,765,181	$ 38,552,438